Income Taxes - Additional Information (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Valuation allowance deferred tax asset increase decrease amount			$ 29.9	$ 25.0
Operating loss carryforwards expiration year			2034
Threshold minimum percentage for recognition of tax benefit			50.00%
Unrecognized tax benefits income tax penalties and interest expense			$ 0.0	$ 0.0
Effective tax rate	(0.20%)	0.00%	(0.10%)	(0.10%)
Statutory rate			21.00%	21.00%
United Kingdom [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Statutory rate	19.00%
United Kingdom [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Statutory rate	17.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards			$ 373.7	$ 260.7
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforward expiration year			2038
Domestic Tax Authority [Member] | Indefinite Tax Year [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards			$ 278.6
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty Eight [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforward, amount			2.9	1.9
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards			309.5	213.5
State and Local Jurisdiction [Member] | Indefinite Tax Year [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforward, amount			$ 2.4	$ 1.6